S000028085 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net) (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
MSCI All Country World Commodity Producers Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		32.48%	15.00%	10.24%
Bloomberg Commodity Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%	5.73%
FTSE EPRA NAREIT Developed Index (reflects no deduction for fees, taxes, or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		7.93%	4.46%	4.31%
Composite Benchmark (equal weighted blend of MSCI All Country World Commodity Producers Index, Bloomberg Commodity Index and FTSE EPRA NAREIT Developed Index)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.55%	10.18%	7.13%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		21.13%	10.10%	7.91%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.69%	8.77%	7.02%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	12.72%	6.76%	5.64%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	9.27%	6.17%	5.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		18.96%	8.91%	6.69%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		21.13%	10.01%	7.77%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		20.82%	9.83%	7.65%

[1]	The information for the Composite Benchmark is presented to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are based on information available to the Fund as of the date of this Prospectus.